3. SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies Policies
SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements follow the same significant accounting principles as those outlined in the notes to the audited consolidated financial statements for the year ended December 31, 2011.